Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

30.        Subsequent events

The Company performed an evaluation of subsequent events through April 26, 2021, which is the date the financial statements were issued, and did not identify any material events or transactions that would require adjustment to or disclosure in the financial statements.